Loans Receivable - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Nov. 30, 2020	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2021	Oct. 31, 2018
Debt Instrument [Line Items]
Fair Value Of Promissory Note					$ 4.5
Prepaid Expenses and Other Current Assets
Debt Instrument [Line Items]
Fair Value Of Promissory Note			$ 3.7	$ 3.7	2.0	$ 1.1
Glycosyn Promissory Note
Debt Instrument [Line Items]
Debt instrument, face amount	$ 10.0				5.4	$ 5.7	$ 0.2	$ 10.0
Interest Rate						7.50%
Debt Instrument, maturity date	Dec. 31, 2021
Extended Maturity Date	Mar. 31, 2022
Unpaid Principal Amount			5.4	5.4	5.3
Fair Value Of Promissory Note					4.5
Changes in fair value			0.8	0.8	0.5
Line of Credit Facility, Maximum Borrowing Capacity								$ 4.0
Repayments of Debt					0.8
Glycosyn Promissory Note | Foundry Terms Of Service Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						$ 2.7
Glycosyn Promissory Note | Prepaid Expenses and Other Current Assets
Debt Instrument [Line Items]
Fair Value Of Promissory Note			3.7	$ 3.7	$ 2.0	4.8
Glycosyn Promissory Note | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate							7.50%
Glycosyn Promissory Note | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate							12.50%
Access Bio Convertible Notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 10.0
Interest Rate		2.00%
Periodic Payment				plus a 2% rate of return compounded annually	plus a 2% rate of return compounded annually
Conversion Price		$ 10.0
Term				the Company has the option to cause Access Bio to repurchase, or Access Bio has the option to repurchase, a portion of the outstanding balance under the notes (up to the entire balance in the case of the Company’s option) at a price to ensure a 2% rate of return compounded annually.	the Company has the option to cause Access Bio to repurchase, or Access Bio has the option to repurchase, a portion of the outstanding balance under the notes (or up to the entire balance in the case of the Company’s option) at a price to ensure a 2% rate of return compounded annually.
Conversion Ratio Precentage		70.00%
Access Bio Convertible Notes | Other (Expense) Income, Net
Debt Instrument [Line Items]
Changes in fair value			4.9	$ 0.5	$ 0.7	$ 0.9
Access Bio Convertible Notes | Loans Receivable
Debt Instrument [Line Items]
Fair Value Of Promissory Note			$ 10.2	$ 10.2	$ 10.7